Columbia U.S. Treasury Index Fund
First Quarter Report
July 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia U.S. Treasury Index Fund, July 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

U.S. Treasury Obligations 98.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2026	1.500%	3,437,000	3,344,362
08/15/2026	4.375%	2,479,000	2,484,132
08/31/2026	0.750%	3,723,000	3,589,496
08/31/2026	1.375%	1,489,000	1,445,377
08/31/2026	3.750%	4,727,000	4,706,135
09/15/2026	4.625%	2,857,000	2,871,843
09/30/2026	0.875%	4,338,000	4,178,545
09/30/2026	1.625%	1,209,000	1,174,808
09/30/2026	3.500%	4,721,000	4,686,883
10/15/2026	4.625%	3,091,000	3,108,870
10/31/2026	1.125%	4,663,000	4,494,513
10/31/2026	1.625%	1,487,000	1,442,274
10/31/2026	4.125%	4,725,000	4,724,446
11/15/2026	2.000%	3,500,000	3,408,125
11/15/2026	4.625%	3,335,000	3,356,495
11/30/2026	1.250%	3,072,000	2,960,520
11/30/2026	1.625%	2,088,000	2,022,505
11/30/2026	4.250%	5,374,000	5,384,076
12/15/2026	4.375%	4,230,000	4,247,184
12/31/2026	1.250%	4,127,000	3,968,530
12/31/2026	1.750%	839,000	812,519
12/31/2026	4.250%	4,745,000	4,756,121
01/15/2027	4.000%	3,212,000	3,209,491
01/31/2027	1.500%	5,237,000	5,044,499
01/31/2027	4.125%	4,730,000	4,734,619
02/15/2027	2.250%	3,291,000	3,203,968
02/15/2027	4.125%	3,331,000	3,335,554
02/28/2027	1.125%	1,187,000	1,135,069
02/28/2027	1.875%	3,623,000	3,505,111
02/28/2027	4.125%	4,286,000	4,292,697
03/15/2027	4.250%	3,795,000	3,809,083
03/31/2027	0.625%	1,392,000	1,317,234
03/31/2027	2.500%	3,150,000	3,074,449
03/31/2027	3.875%	4,418,000	4,409,199
04/15/2027	4.500%	5,495,000	5,540,505
04/30/2027	0.500%	2,029,000	1,910,985
04/30/2027	2.750%	2,979,000	2,917,442
04/30/2027	3.750%	5,310,000	5,289,258
05/15/2027	2.375%	3,496,000	3,399,587
05/15/2027	4.500%	4,163,000	4,199,264
05/31/2027	0.500%	2,192,000	2,059,196
05/31/2027	2.625%	2,673,000	2,609,725
06/15/2027	4.625%	3,101,000	3,137,461
06/30/2027	0.500%	2,248,000	2,106,358
06/30/2027	3.250%	3,007,000	2,968,473
06/30/2027	3.750%	3,660,000	3,646,418
07/15/2027	4.375%	3,673,000	3,701,839
07/31/2027	0.375%	2,774,000	2,585,671
07/31/2027	2.750%	3,651,000	3,567,569
08/15/2027	2.250%	3,005,000	2,905,929
08/15/2027	3.750%	4,136,000	4,120,813
08/31/2027	0.500%	3,084,000	2,874,384
08/31/2027	3.125%	3,767,000	3,706,669
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/15/2027	3.375%	3,976,000	3,932,202
09/30/2027	0.375%	3,411,000	3,162,637
09/30/2027	4.125%	3,194,000	3,207,225
10/15/2027	3.875%	3,969,000	3,964,969
10/31/2027	0.500%	2,962,000	2,746,098
10/31/2027	4.125%	2,422,000	2,432,407
11/15/2027	2.250%	3,440,000	3,315,300
11/15/2027	4.125%	3,700,000	3,716,187
11/30/2027	0.625%	3,547,000	3,289,842
11/30/2027	3.875%	2,394,000	2,391,943
12/15/2027	4.000%	3,700,000	3,708,094
12/31/2027	0.625%	3,672,000	3,396,887
12/31/2027	3.875%	3,451,000	3,448,843
01/15/2028	4.250%	3,831,000	3,860,930
01/31/2028	0.750%	4,032,000	3,731,805
01/31/2028	3.500%	3,599,000	3,565,259
02/15/2028	2.750%	4,025,000	3,913,369
02/15/2028	4.250%	3,970,000	4,002,877
02/29/2028	1.125%	4,557,000	4,249,046
02/29/2028	4.000%	3,228,000	3,236,070
03/15/2028	3.875%	3,574,000	3,573,442
03/31/2028	1.250%	3,718,000	3,471,102
03/31/2028	3.625%	2,547,000	2,530,285
04/15/2028	3.750%	3,680,000	3,666,487
04/30/2028	1.250%	3,942,000	3,673,143
04/30/2028	3.500%	2,835,000	2,805,986
05/15/2028	2.875%	3,903,000	3,799,327
05/15/2028	3.750%	3,710,000	3,696,957
05/31/2028	1.250%	3,936,000	3,660,172
05/31/2028	3.625%	2,728,000	2,708,606
06/15/2028	3.875%	3,766,000	3,765,706
06/30/2028	1.250%	3,788,000	3,515,442
06/30/2028	4.000%	2,747,000	2,755,799
07/31/2028	1.000%	4,289,000	3,942,194
07/31/2028	4.125%	2,742,000	2,760,637
08/15/2028	2.875%	4,051,000	3,933,268
08/31/2028	1.125%	3,835,000	3,529,698
08/31/2028	4.375%	3,046,000	3,088,358
09/30/2028	1.250%	3,822,000	3,523,705
09/30/2028	4.625%	3,182,000	3,250,612
10/31/2028	1.375%	3,719,000	3,436,007
10/31/2028	4.875%	3,637,000	3,744,689
11/15/2028	3.125%	3,802,000	3,712,000
11/15/2028	5.250%	993,000	1,032,099
11/30/2028	1.500%	3,632,000	3,362,437
11/30/2028	4.375%	3,578,000	3,630,272
12/31/2028	1.375%	3,582,000	3,296,559
12/31/2028	3.750%	3,652,000	3,634,311
01/31/2029	1.750%	3,845,000	3,577,352
01/31/2029	4.000%	3,886,000	3,897,840
02/15/2029	2.625%	4,030,000	3,861,873
02/15/2029	5.250%	277,000	289,552
02/28/2029	1.875%	3,413,000	3,183,956
02/28/2029	4.250%	4,156,000	4,203,729

Columbia U.S. Treasury Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, July 31, 2025 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/31/2029	2.375%	3,047,000	2,888,461
03/31/2029	4.125%	4,292,000	4,323,184
04/30/2029	2.875%	2,767,000	2,667,993
04/30/2029	4.625%	4,459,000	4,568,385
05/15/2029	2.375%	3,506,000	3,318,100
05/31/2029	2.750%	2,626,000	2,518,293
05/31/2029	4.500%	4,752,000	4,849,267
06/30/2029	3.250%	2,553,000	2,491,369
06/30/2029	4.250%	4,481,000	4,534,212
07/31/2029	2.625%	2,437,000	2,322,004
07/31/2029	4.000%	4,496,000	4,508,996
08/15/2029	1.625%	2,941,000	2,696,759
08/31/2029	3.125%	2,346,000	2,275,987
08/31/2029	3.625%	4,622,000	4,570,364
09/30/2029	3.500%	4,816,000	4,737,364
09/30/2029	3.875%	2,292,000	2,287,523
10/31/2029	4.000%	2,235,000	2,240,937
10/31/2029	4.125%	4,799,000	4,834,992
11/15/2029	1.750%	2,103,000	1,927,531
11/30/2029	3.875%	2,137,000	2,131,991
11/30/2029	4.125%	4,545,000	4,579,443
12/31/2029	3.875%	2,222,000	2,216,619
12/31/2029	4.375%	4,483,000	4,561,803
01/31/2030	3.500%	2,391,000	2,347,850
01/31/2030	4.250%	5,581,000	5,651,199
02/15/2030	1.500%	3,760,000	3,384,000
02/28/2030	4.000%	6,792,000	6,811,102
03/31/2030	3.625%	2,266,000	2,234,488
03/31/2030	4.000%	4,440,000	4,450,406
04/30/2030	3.500%	5,949,000	5,833,273
04/30/2030	3.875%	4,545,000	4,531,507
05/15/2030	0.625%	5,189,000	4,442,270
05/15/2030	6.250%	398,000	436,929
05/31/2030	3.750%	2,209,000	2,188,981
05/31/2030	4.000%	4,545,000	4,556,007
06/30/2030	3.750%	2,241,000	2,219,640
07/31/2030	4.000%	2,157,000	2,160,033
08/15/2030	0.625%	6,758,000	5,735,325
08/31/2030	4.125%	2,337,000	2,353,615
09/30/2030	4.625%	2,486,000	2,560,386
10/31/2030	4.875%	2,435,000	2,536,395
11/15/2030	0.875%	7,061,000	6,023,916
11/30/2030	4.375%	2,578,000	2,624,726
12/31/2030	3.750%	2,464,000	2,433,970
01/31/2031	4.000%	2,754,000	2,752,494
02/15/2031	1.125%	6,698,000	5,759,233
02/15/2031	5.375%	466,000	496,363
02/28/2031	4.250%	2,691,000	2,722,745
03/31/2031	4.125%	2,930,000	2,944,421
04/30/2031	4.625%	3,094,000	3,187,062
05/15/2031	1.625%	6,606,000	5,789,540
05/31/2031	4.625%	3,035,000	3,125,813
06/30/2031	4.250%	2,800,000	2,828,875
07/31/2031	4.125%	3,069,000	3,079,789
08/15/2031	1.250%	7,229,000	6,146,909
08/31/2031	3.750%	2,908,000	2,858,700
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/2031	3.625%	3,018,000	2,944,672
10/31/2031	4.125%	2,906,000	2,912,357
11/15/2031	1.375%	7,203,000	6,125,364
11/30/2031	4.125%	2,878,000	2,883,171
12/31/2031	4.500%	3,009,000	3,076,702
01/31/2032	4.375%	2,795,000	2,837,362
02/15/2032	1.875%	6,776,000	5,911,001
02/29/2032	4.125%	2,809,000	2,811,195
03/31/2032	4.125%	2,786,000	2,787,306
04/30/2032	4.000%	2,820,000	2,799,731
05/15/2032	2.875%	6,498,000	6,017,757
05/31/2032	4.125%	2,870,000	2,868,655
08/15/2032	2.750%	6,363,000	5,823,139
11/15/2032	4.125%	6,427,000	6,411,937
02/15/2033	3.500%	6,420,000	6,136,116
05/15/2033	3.375%	6,423,000	6,068,731
08/15/2033	3.875%	7,002,000	6,833,514
11/15/2033	4.500%	7,401,000	7,532,830
02/15/2034	4.000%	7,749,000	7,598,863
05/15/2034	4.375%	7,732,000	7,779,117
08/15/2034	3.875%	7,782,000	7,529,085
11/15/2034	4.250%	7,835,000	7,786,031
02/15/2035	4.625%	9,788,000	10,000,583
05/15/2035	4.250%	7,792,000	7,723,820
02/15/2036	4.500%	383,000	388,266
05/15/2037	5.000%	335,000	352,273
02/15/2038	4.375%	669,000	660,638
05/15/2038	4.500%	460,000	460,647
02/15/2039	3.500%	563,000	503,093
05/15/2039	4.250%	825,000	794,578
08/15/2039	4.500%	942,000	928,606
11/15/2039	4.375%	1,000,000	970,156
02/15/2040	4.625%	994,000	989,651
05/15/2040	1.125%	2,602,000	1,605,922
05/15/2040	4.375%	983,000	951,053
08/15/2040	1.125%	3,327,000	2,034,149
08/15/2040	3.875%	994,000	905,161
11/15/2040	1.375%	3,728,000	2,360,873
11/15/2040	4.250%	843,000	799,796
02/15/2041	1.875%	4,367,000	2,983,207
02/15/2041	4.750%	983,000	985,765
05/15/2041	2.250%	3,134,000	2,256,480
05/15/2041	4.375%	900,000	863,016
08/15/2041	1.750%	4,333,500	2,853,339
08/15/2041	3.750%	835,000	740,280
11/15/2041	2.000%	3,880,000	2,645,675
11/15/2041	3.125%	790,000	640,517
02/15/2042	2.375%	3,311,000	2,383,920
02/15/2042	3.125%	1,089,000	879,878
05/15/2042	3.000%	996,000	786,529
05/15/2042	3.250%	3,046,000	2,492,485
08/15/2042	2.750%	1,178,000	891,415
08/15/2042	3.375%	2,608,000	2,165,455
11/15/2042	2.750%	1,422,000	1,070,944
11/15/2042	4.000%	2,694,000	2,430,914
02/15/2043	3.125%	1,421,000	1,129,473
Columbia U.S. Treasury Index Fund  | 2025

Portfolio of Investments  (continued)
Columbia U.S. Treasury Index Fund, July 31, 2025 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2043	3.875%	2,485,000	2,200,390
05/15/2043	2.875%	2,057,000	1,568,141
05/15/2043	3.875%	2,479,000	2,189,654
08/15/2043	3.625%	1,484,000	1,261,864
08/15/2043	4.375%	2,674,000	2,520,663
11/15/2043	3.750%	1,562,000	1,348,445
11/15/2043	4.750%	2,680,000	2,645,662
02/15/2044	3.625%	1,574,000	1,331,506
02/15/2044	4.500%	2,669,000	2,549,312
05/15/2044	3.375%	1,600,000	1,300,250
05/15/2044	4.625%	2,773,000	2,689,377
08/15/2044	3.125%	1,802,000	1,404,434
08/15/2044	4.125%	2,662,000	2,410,358
11/15/2044	3.000%	1,399,000	1,064,552
11/15/2044	4.625%	2,726,000	2,637,831
02/15/2045	2.500%	2,155,000	1,498,735
02/15/2045	4.750%	2,682,000	2,636,322
05/15/2045	3.000%	953,000	721,153
05/15/2045	5.000%	1,890,000	1,917,464
08/15/2045	2.875%	1,302,000	961,853
11/15/2045	3.000%	985,000	741,520
02/15/2046	2.500%	1,652,000	1,131,620
05/15/2046	2.500%	1,670,000	1,140,036
08/15/2046	2.250%	2,246,000	1,453,934
11/15/2046	2.875%	1,016,000	739,458
02/15/2047	3.000%	1,858,000	1,378,694
05/15/2047	3.000%	1,418,000	1,049,542
08/15/2047	2.750%	2,201,000	1,549,642
11/15/2047	2.750%	2,209,000	1,551,132
02/15/2048	3.000%	2,426,000	1,780,836
05/15/2048	3.125%	2,610,000	1,955,461
08/15/2048	3.000%	2,786,000	2,035,086
11/15/2048	3.375%	2,903,000	2,267,515
02/15/2049	3.000%	3,084,000	2,243,128
05/15/2049	2.875%	2,925,000	2,071,723
08/15/2049	2.250%	3,039,000	1,879,906
11/15/2049	2.375%	2,720,000	1,726,350
02/15/2050	2.000%	3,308,000	1,916,573
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2050	1.250%	3,882,000	1,839,098
08/15/2050	1.375%	4,292,000	2,085,644
11/15/2050	1.625%	4,234,000	2,197,711
02/15/2051	1.875%	4,950,000	2,739,516
05/15/2051	2.375%	4,911,000	3,067,840
08/15/2051	2.000%	4,853,300	2,755,764
11/15/2051	1.875%	4,558,000	2,496,929
02/15/2052	2.250%	4,011,000	2,413,494
05/15/2052	2.875%	3,791,000	2,628,822
08/15/2052	3.000%	3,755,500	2,669,339
11/15/2052	4.000%	3,701,000	3,189,221
02/15/2053	3.625%	3,743,000	3,011,360
05/15/2053	3.625%	3,623,000	2,911,420
08/15/2053	4.125%	4,162,000	3,663,861
11/15/2053	4.750%	4,345,000	4,241,127
02/15/2054	4.250%	4,405,000	3,960,370
05/15/2054	4.625%	4,405,000	4,215,723
08/15/2054	4.250%	4,527,000	4,070,763
11/15/2054	4.500%	4,480,000	4,202,800
02/15/2055	4.625%	4,373,000	4,189,197
05/15/2055	4.750%	3,007,000	2,940,752
Total U.S. Treasury Obligations (Cost $888,092,472)			859,595,475

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(a),(b)	3,648,364	3,647,270
Total Money Market Funds (Cost $3,647,175)		3,647,270
Total Investments in Securities (Cost: $891,739,647)		863,242,745
Other Assets & Liabilities, Net		7,998,316
Net Assets		871,241,061
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2025.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	2,388,118	19,330,426	(18,071,206)	(68)	3,647,270	52	46,377	3,648,364
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia U.S. Treasury Index Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT237_04_R01_(09/25)